Inventory, Net (Details) - Schedule of inventory - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Schedule Of Inventory Abstract
Raw materials	$ 1,389,119	$ 607,661
Work-in-progress	256,282
Finished goods	1,842,385	1,971,334
Inventory valuation allowance	(101,914)	(116,453)
Total inventory, net	$ 3,385,872	$ 2,462,542